                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4236

                                JPMorgan Trust II
               (Exact name of registrant as specified in charter)

                                522 Fifth Avenue
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                                Stephen M. Benham
                                522 Fifth Avenue
                               New York, NY 10036
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31, 2005

Date of reporting period: January 1, 2005 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)








                                 JPMorgan Funds



                                    SPECIALTY
                                      FUNDS



                              U.S. Real Estate Fund















                                                      [JPMORGAN LOGO]
                                                      Asset Management

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    5

Statement of Assets and Liabilities ........................    6

Statement of Operations ....................................    7

Statement of Changes in Net Assets .........................    8

Financial Highlights .......................................   10

Notes to Financial Statements ..............................   12

Trustees ...................................................   17

Officers ...................................................   19

Schedule of Shareholder Expenses ...........................   21


HIGHLIGHTS

- Despite higher energy prices, consumer spending remained resilient.

- The U.S. dollar increased in value against most major currencies, bolstered by strong economic news.

- Despite the Fed's boost of short-term rates, long-term mortgage rates continued to be stubbornly low.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

 2

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

TO OUR SHAREHOLDERS:

We are pleased to present the semi-annual report on the JPMorgan U.S. Real Estate Fund for the six months ended June 30, 2005. Inside you'll find in-depth information on the Fund.

MIXED ECONOMIC PICTURE
Corporate profits rose along with business spending. Private employment increased and unemployment fell. Oil prices fluctuated throughout the period, rising to nearly $60 a barrel at the end of June. Despite higher energy prices, however, consumer spending remained resilient. Inflation increased slightly, fueled by economic growth, rising commodity prices and, until late in the period, a falling dollar.

The new year did not carry over the positive momentum market gains from 2004. Fears of inflation and higher interest rates weighed on the economy and the equity markets in particular for much of the first half of 2005. Most major equity markets posted negative returns in the first quarter. While the second quarter saw some gains, the markets still struggled through the end of the period, falling short of forecasts.

The U.S. dollar increased in value against most major currencies, bolstered by strong economic news. At period end, the dollar traded at its richest against the yen in more than eight months, and also gained 11% against the euro.

CONSUMER CONFIDENCE FLARES AND HOUSING MARKETS "FROTH"
The Conference Board's U.S. Consumer Confidence Index rose to a three-year high of 105.8. With the consumer price index (CPI) and other inflation indicators contributing to low longer-term Treasury yields, the 10-year note fell to 3.91%, even as the Federal Reserve raised interest rates to 3.25% by late June. The spread between the 2-year and the 10-year yields narrowed to just 33 basis points, raising concerns that the curve could invert, typically a harbinger of recession. The short end of the Treasury yield curve rose for most of the period on expectations that the Fed would continue raising short-term rates. However, it declined during the spring as investors speculated that the Fed was nearing the end of its tightening cycle.

Despite the Fed's boosts of short-term rates, long-term mortgage rates continued to be stubbornly low, with rates lingering below 6%. While market strategists feared a burst in the housing bubble, Federal Reserve Chairman Alan Greenspan commented that there is no national housing bubble but there are signs of "froth" in some local markets where home prices have risen to unsustainable levels.

OUTLOOK
The Federal Open Market Committee (FOMC) June meeting statement emphasized that inflation pressures remain elevated. With the economy on a "firm footing" and spare capacity gradually being absorbed, the Fed is unlikely to pause in its current tightening process until the fed funds rate reaches 4%. The Portfolio Managers will continue to look for opportunities to obtain the highest possible yields, while remaining focused on the preservation of your principal.

On behalf of all of us here at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

JPMORGAN U.S. REAL ESTATE FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS

TOP 10 HOLDINGS*
Simon Property Group,
  Inc. .....................
                              8.0%
Federal Realty Investment
  Trust.....................
                              6.4%
Starwood Hotels & Resorts
  Worldwide, Inc. ..........
                              5.3%
Prologis....................
                              5.1%
AvalonBay Communities,
  Inc. .....................
                              4.9%
AMB Property Corp. .........
                              4.9%
Reckson Associates Realty
  Corp. ....................
                              4.9%
Equity Residential..........
                              4.9%
Archstone-Smith Trust.......
                              4.7%
Macerich Co. (The)..........
                              4.5%

PORTFOLIO ALLOCATION*
Common Stocks.............  98.0%
Investment Companies......   2.8%
Other Liabilities in
  excess of Assets........  (0.8)%

 TOP 5 SECTORS*
 Multifamily..............
                            26.6%
 Office...................
                            20.2%
 Regional Malls...........
                            12.4%
 Shopping Center..........
                            11.8%
 Hotels...................
                            10.7%

* As of June 30, 2005. The Fund's composition is subject to change. Percentages based on net assets.

                           GEOGRAPHIC DIVERSIFICATION

-------------------------------------------------------------------------------------------------
                                                                      JPMorgan
                                                                  U.S. Real Estate
                                                                        Fund            NCREIF(a)
-------------------------------------------------------------------------------------------------
  EAST                                                                 39.4%              31.9%
    Northeast                                                          27.1%              17.7%
    Mideast                                                            12.3%              14.2%
-------------------------------------------------------------------------------------------------
  WEST                                                                 28.6%              34.1%
    Pacific                                                            23.6%              28.6%
    Mountain                                                            5.0%               5.5%
-------------------------------------------------------------------------------------------------
  SOUTH                                                                17.6%              20.7%
    Southeast                                                           9.6%              11.4%
    Southwest                                                           8.0%               9.3%
-------------------------------------------------------------------------------------------------
  MIDWEST                                                               8.9%              13.3%
    East North Central                                                  6.7%              10.4%
    West North Central                                                  2.2%               2.9%
-------------------------------------------------------------------------------------------------
  NON-U.S.                                                              5.5%               0.0%
-------------------------------------------------------------------------------------------------

(a) The National Council of Real Estate Investment Fiduciaries

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

 4

JPMORGAN U.S. REAL ESTATE FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS, CONTINUED

LIFE OF FUND PERFORMANCE

[GRAPH]                   VALUE OF $10,000 INVESTMENT

                                                  U.S. REAL ESTATE FUND                                  DOW JONES WILSHIRE REAL
                                                    (CLASS A SHARES)           NAREIT EQUITY INDEX       ESTATE SECURITIES INDEX
                                                  ---------------------        -------------------       -----------------------
4/97                                                      10000                       10000                       10000
6/97                                                      10944                       10776                       10809
6/98                                                      12233                       11642                       11511
6/99                                                      12579                       10596                       10693
6/00                                                      13470                       10918                       11178
6/01                                                      16316                       13584                       13923
6/02                                                      18185                       15787                       15843
6/03                                                      18746                       16417                       16311
6/04                                                      24360                       20863                       21071
6/05                                                      32485                       27678                       28366

                                                        TOTAL RETURN AS
                                                            OF JUNE 30,           AVERAGE ANNUAL TOTAL RETURNS
                                                               2005                    AS OF JUNE 30, 2005
--------------------------------------------------------------------------------------------------------------------
                           Inception Date of Class          6 Month          1 Year      5 Year      Since Inception
--------------------------------------------------------------------------------------------------------------------
  Class A                         4/23/1997                  6.06%           33.35%      19.25%           15.48%
--------------------------------------------------------------------------------------------------------------------
  Class A*                        4/23/1997                  0.48%           26.33%      17.96%           14.72%
--------------------------------------------------------------------------------------------------------------------
  Class C                         2/19/2005                    --                --          --           10.47%
--------------------------------------------------------------------------------------------------------------------
  Class C**                       2/19/2005                    --                --          --            9.47%
--------------------------------------------------------------------------------------------------------------------
  Select Class                    1/19/2005                    --                --          --           11.02%
--------------------------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 5.25%.

** Assumes 5% CDSC (Contingent deferred sales charge) for one year period, 3%
   CDSC for the three year period and 2% CDSC for the five year period and 0% for the ten year period.

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on April 23, 1997.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Real Estate Fund, Dow Jones Wilshire Real Estate Securities Index and the NAREIT Equity Index. The performance of the JPMorgan U.S. Real Estate Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Dow Jones Wilshire Real Estate Securities Index is an unmanaged, broad based, market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies, not including special purpose or healthcare REITs. It is comprised of major companies engaged in the equity ownership and operation of commercial real estate. The NAREIT Equity is an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% more of their gross invested book assets invested in the equity ownership of real estate. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS (98.0%):
Hotels (10.7%):
    411,400   Fairmont Hotels &
                Resorts, Inc. .........  $ 14,329,062
    800,700   Host Marriott Corp. .....    14,012,250
    473,100   Starwood Hotels & Resorts
                Worldwide, Inc. .......    27,709,467
                                         ------------
                                           56,050,779
                                         ------------
Industrials (10.1%):
    598,700   AMB Property Corp. ......    26,001,541
    673,500   Prologis.................    27,101,640
                                         ------------
                                           53,103,181
                                         ------------
Multifamily (26.6%):
    340,900   Apartment Investment &
                Management Co. ........    13,949,628
    639,400   Archstone-Smith Trust....    24,693,628
    321,900   AvalonBay Communities,
                Inc. ..................    26,009,520
     79,200   BRE Properties, Inc. ....     3,314,520
    276,400   Camden Property Trust....    14,856,500
    703,000   Equity Residential.......    25,884,460
    193,350   Essex Property Trust,
                Inc. ..................    16,059,651
    643,800   United Dominion Realty
                Trust, Inc. ...........    15,483,390
                                         ------------
                                          140,251,297
                                         ------------
Office (20.2.%):
    218,800   Boston Properties,
                Inc. ..................    15,316,000
    379,200   Brandywine Realty
                Trust..................    11,622,480
    491,300   Equity Office Properties
                Trust..................    16,262,030
    377,000   Mack-Cali Realty
                Corp. .................    17,078,100
    771,800   Reckson Associates Realty
                Corp. .................    25,893,890
    316,000   SL Green Realty Corp. ...    20,382,000
                                         ------------
                                          106,554,500
                                         ------------

  SHARES        SECURITY DESCRIPTION        VALUE
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Regional Malls (12.4%):
    349,600   Macerich Co. (The).......  $ 23,440,680
    577,800   Simon Property Group,
                Inc. ..................    41,884,722
                                         ------------
                                           65,325,402
                                         ------------
Shopping Center (11.8%):
    569,400   Federal Realty Investment
                Trust..................    33,594,600
    498,000   New Plan Excel Realty
                Trust..................    13,530,660
    266,200   Regency Centers Corp. ...    15,226,640
                                         ------------
                                           62,351,900
                                         ------------
Storage (6.2%):
    300,400   Public Storage, Inc. ....    19,000,300
    296,300   Shurgard Storage Centers,
                Inc. ..................    13,617,948
                                         ------------
                                           32,618,248
                                         ------------
              Total Common Stocks (Cost
$381,363,898)..........................   516,255,307
                                         ------------
SHORT-TERM INVESTMENTS (2.8%)
Investment Companies (2.8%)
 14,990,262   JPMorgan Prime Money
                Market Fund (b) (Cost
                $14,990,262)...........    14,990,262
                                         ------------
TOTAL INVESTMENTS (100.8%)
    (Cost $396,354,160)                   531,245,569
OTHER LIABILITIES IN EXCESS OF ASSETS
  (0.8%)                                   (4,255,132)
                                         ------------
NET ASSETS (100.0%)                      $526,990,437
                                         ============

------------
Percentages are based on net assets.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

 6

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(UNAUDITED)


ASSETS:
Investments in non-affiliates, at value.....................    $516,255,307
Investment in affiliate, at value...........................      14,990,262
                                                                ------------
Total Investment securities, at value.......................     531,245,569
Cash........................................................             667
Receivables:
  Fund shares sold..........................................       1,152,035
  Interest and dividends....................................       2,088,356
                                                                ------------
Total Assets................................................     534,486,627
                                                                ------------
LIABILITIES:
Payables:
  Dividends.................................................       1,963,716
  Investment securities purchased...........................       4,166,140
  Fund shares redeemed......................................         746,816
Accrued liabilities:
  Investment advisory fees..................................         254,192
  Administration fees.......................................          79,981
  Shareholder servicing fees................................          83,361
  Distribution fees.........................................          64,182
  Custodian and accounting fees.............................          29,406
  Trustees' fees- deferred compensation.....................           9,093
Other.......................................................          99,303
                                                                ------------
Total Liabilities...........................................       7,496,190
                                                                ------------
NET ASSETS..................................................    $526,990,437
                                                                ============
NET ASSETS:
Paid in capital.............................................     373,852,379
Accumulated undistributed (distributions in excess of) net
  investment income.........................................      (1,174,574)
Accumulated undistributed net realized gains (losses) from
  investments...............................................      19,421,223
Net unrealized appreciation (depreciation) from
  investments...............................................     134,891,409
                                                                ------------
Net Assets..................................................    $526,990,437
                                                                ============
NET ASSETS:
  Class A...................................................     313,721,406
  Class C...................................................         244,185
  Select Class..............................................     213,024,846
                                                                ------------
Total.......................................................     526,990,437
                                                                ============
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES) (unlimited amount authorized $0.0001 par value):
  Class A...................................................      16,740,387
  Class C...................................................          13,048
  Select Class..............................................      11,364,576
                                                                ------------
                                                                  28,118,011
                                                                ============

Class A -- Redemption price per share.......................    $      18.74
Class C -- Offering price per share (a).....................    $      18.71
Select Class -- Offering and redemption price per share.....    $      18.74
Maximum sales charge (5.25% of offering price)
Class A Maximum Public Offering Price Per Share (net asset
  value per share/94.75%)...................................    $      19.78
                                                                ------------
  Cost of Investments.......................................    $396,354,160
                                                                ============

------------

(a) Redemption price for Class C Shares varies on time the shares are held.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                U.S. REAL ESTATE
                                                                    FUND (A)
                                                                ----------------
INVESTMENT INCOME:
Dividend income.............................................      $ 5,722,847
Dividend income from affiliates*............................          112,901
Foreign taxes withheld......................................           (3,702)
                                                                  -----------
Total Investment Income.....................................        5,832,046
                                                                  -----------
EXPENSES:
Investment advisory fees....................................        1,293,327
Administration fees.........................................          233,641
Distribution fees
  Class A...................................................          381,953
  Class C...................................................              229
Shareholder servicing fees
  Class A...................................................          291,358
  Class C...................................................               76
  Select Class..............................................          139,863
Custodian and accounting fees...............................           42,779
Professional fees...........................................           66,107
Trustees' fees..............................................           12,794
Printing and mailing costs..................................           32,294
Registration and filing fees................................           38,922
Transfer agent fees.........................................           52,260
Other.......................................................           20,418
                                                                  -----------
Total expenses before waivers...............................        2,606,021
                                                                  -----------
Less amounts waived.........................................          163,505
                                                                  -----------
Net expenses................................................        2,442,516
                                                                  -----------
NET INVESTMENT INCOME.......................................        3,389,530
                                                                  -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain on transactions from:
Investments.................................................       14,174,611
Change in net unrealized appreciation of:
Investments.................................................       19,596,474
                                                                  -----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS................       33,771,085
                                                                  -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $37,160,615
                                                                  ===========

------------
 *  Includes reimbursements of investment advisory and administration fees:
    $11,784

(a) Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. Results of operations for the period prior to February 19, 2005, represent those of the Security Capital U.S. Real Estate Shares.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

 8

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

                                                                       U.S. REAL ESTATE FUND
                                                              ----------------------------------------
                                                                PERIOD ENDED          YEAR ENDED
                                                                  JUNE 30,           DECEMBER 31,
                                                                  2005 (A)             2004 (A)
                                                              ----------------   ---------------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $  3,389,530         $  5,232,807
  Net realized gain (loss) on investments...................      14,174,611           27,214,723
  Change in net unrealized appreciation/depreciation of
    investments.............................................      19,596,474           63,844,290
                                                                ------------         ------------
    Increase (decrease) in net assets resulting from
     operations.............................................      37,160,615           96,291,820
                                                                ------------         ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................      (2,641,485)          (5,232,807)
  From net realized gains on investment transactions........              --          (29,961,397)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income................................          (1,911)                  --
DISTRIBUTIONS TO SELECT CLASS SHAREHOLDERS:
  From net investment income................................      (1,920,708)                  --
                                                                ------------         ------------
  Total distributions to shareholders.......................      (4,564,104)         (35,194,204)
                                                                ------------         ------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
Increase (decrease).........................................     135,311,629             (373,135)
NET ASSETS:
  Total increase (decrease) in net assets...................     167,908,140           60,724,481
Beginning of period.........................................     359,082,297          298,357,816
                                                                ------------         ------------
End of period...............................................    $526,990,437         $359,082,297
                                                                ============         ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $ (1,174,574)        $         --
                                                                ============         ============

------------

(a) Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. The Statement of Changes for the periods prior to February 19, 2005, represent the Security Capital U.S. Real Estate Shares.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
(AMOUNT IN THOUSANDS)

                                                                        U.S. REAL ESTATE FUND
                                                              ------------------------------------------
                                                                                        YEAR ENDED
                                                                PERIOD ENDED         DECEMBER 31, 2004
                                                              JUNE 30, 2005 (a)             (a)
                                                              -----------------    ---------------------
                                                                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:
  Proceeds from shares issued...............................    $  41,382,254          $ 126,409,730
  Dividends reinvested......................................        2,186,256             29,480,720
  Cost of shares redeemed...................................     (101,338,559)          (156,263,585)
                                                                -------------          -------------
Change in net assets from Class A capital transactions......    $ (57,770,049)         $    (373,135)
                                                                =============          =============
CLASS C SHARES:
  Proceeds from shares issued...............................    $     252,438          $          --
  Dividends reinvested......................................            1,642                     --
  Cost of shares redeemed...................................          (20,537)                    --
                                                                -------------          -------------
Change in net assets from Class C capital transactions......    $     233,543          $          --
                                                                =============          =============
SELECT SHARES:
  Proceeds from shares issued...............................    $ 198,750,630          $          --
  Dividends reinvested......................................           94,362                     --
  Cost of shares redeemed...................................       (5,996,857)                    --
                                                                -------------          -------------
Change in net assets from Select Class capital
  transactions..............................................    $ 192,848,135          $          --
                                                                =============          =============
SHARE TRANSACTIONS:
CLASS A SHARES:
  Issued....................................................        2,399,906              7,907,269
  Reinvested................................................          133,580              1,691,246
  Redeemed..................................................       (5,944,391)           (10,080,351)
                                                                -------------          -------------
Change in Class A Shares....................................       (3,410,905)              (481,836)
                                                                =============          =============
CLASS C SHARES:
  Issued....................................................           14,078                     --
  Reinvested................................................               88                     --
  Redeemed..................................................           (1,118)                    --
                                                                -------------          -------------
Change in Class C Shares....................................           13,048                     --
                                                                =============          =============
SELECT SHARES:
  Issued....................................................       11,704,259                     --
  Reinvested................................................            5,131                     --
  Redeemed..................................................         (344,814)                    --
                                                                -------------          -------------
Change in Select Class Shares...............................       11,364,576                     --
                                                                =============          =============

------------

(a) Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. Changes in net assets for the periods prior to February 19, 2005, represent those of the Security Capital U.S. Real Estate Shares.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

 10

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ---------------------------------------------------------------------
                                                           INVESTMENT OPERATIONS                     DISTRIBUTIONS
                                          -------------------------------------------------------    ----------
                                          NET ASSET       NET         NET REALIZED
                                           VALUE,      INVESTMENT    AND UNREALIZED    TOTAL FROM       NET
                                          BEGINNING      INCOME      GAINS (LOSSES)    INVESTMENT    INVESTMENT
                                          OF PERIOD      (LOSS)      ON INVESTMENTS    OPERATIONS      INCOME
                                          ---------    ----------    --------------    ----------    ----------

U.S. REAL ESTATE FUND (CLASS A) (a)
 Six Months Ended June 30, 2005
   (Unaudited)..........................   $17.82        $ 0.12(e)       $ 0.96          $ 1.08        $(0.16)
 Year Ended June 30, 2004...............    14.46          0.28            4.96            5.24         (0.28)
 Year Ended June 30, 2003...............    11.27          0.33            3.53            3.86         (0.33)
 Year Ended June 30, 2002...............    12.16          0.40           (0.43)          (0.03)        (0.40)
 Year Ended June 30, 2001...............    12.14          0.57            0.26            0.83         (0.57)
 Year Ended June 30, 2000...............     9.37          0.44            2.86            3.30         (0.44)

U.S. REAL ESTATE FUND (CLASS C)
 February 19, 2005 (b) through June 30,
   2005 (Unaudited).....................    17.08          0.13(e)         1.66            1.79         (0.16)

U.S. REAL ESTATE FUND (SELECT CLASS) (a)
 January 19, 2005 (b) through June 30,
   2005 (Unaudited).....................    17.04          0.16(e)         1.72            1.88         (0.18)

                                            PER SHARE OPERATING PERFORMANCE
                                          ------------------------------------
                                                   DISTRIBUTIONS
                                          ------------------------------------

                                            NET       RETURN
                                          REALIZED      OF           TOTAL
                                           GAINS      CAPITAL    DISTRIBUTIONS
                                          --------    -------    -------------
U.S. REAL ESTATE FUND (CLASS A) (a)
 Six Months Ended June 30, 2005
   (Unaudited)..........................   $   --     $   --        $(0.16)
 Year Ended June 30, 2004...............    (1.60)        --         (1.88)
 Year Ended June 30, 2003...............    (0.34)        --         (0.67)
 Year Ended June 30, 2002...............    (0.37)     (0.09)        (0.86)
 Year Ended June 30, 2001...............    (0.24)        --         (0.81)
 Year Ended June 30, 2000...............       --      (0.09)        (0.53)
U.S. REAL ESTATE FUND (CLASS C)
 February 19, 2005 (b) through June 30,
   2005 (Unaudited).....................       --         --         (0.16)
U.S. REAL ESTATE FUND (SELECT CLASS) (a)
 January 19, 2005 (b) through June 30,
   2005 (Unaudited).....................       --         --         (0.18)

------------

(a) Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. The financial highlights for periods prior to February 19, 2005, represent the Security Capital U.S. Real Estate Shares.

(b)  Commencement of operations.

(c)  Annualized for periods less than one year.

(d)  Not annualized for periods less than one year.

(e)  Calculated based on average shares outstanding.

(f) Effective February 19, 2005, contractual expense limitation is 1.18% and 0.93% for Class A and Select Class, respectively.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTAL DATA:
                                         -------------                       ------------------------
                                                                                             RATIOS TO AVERAGE NET ASSETS: (c)
                                                                                             --------

                                           NET ASSET       TOTAL RETURN       NET ASSETS
                                            VALUE,           (EXCLUDES       END OF PERIOD     NET
                                         END OF PERIOD   SALES CHARGE)(d)       (000'S)      EXPENSES
                                         -------------   -----------------   -------------   --------

U.S. REAL ESTATE FUND (CLASS A) (a)
 Six Months Ended June 30,
   2005 (Unaudited).....................    $18.74              6.06%          $313,721        1.21%(f)
 Year Ended June 30, 2004...............     17.82             36.83            359,082        1.31
 Year Ended June 30, 2003...............     14.46             35.01            298,358        1.18
 Year Ended June 30, 2002...............     11.27             (0.43)           205,210        1.21
 Year Ended June 30, 2001...............     12.16              7.04            160,635        1.24
 Year Ended June 30, 2000...............     12.14             35.83            117,864        1.35

U.S. REAL ESTATE FUND (CLASS C)
 February 19, 2005 (c) through June 30,
   2005 (Unaudited).....................     18.71             10.47                244        1.67

U.S. REAL ESTATE FUND (SELECT CLASS) (a)
 January 19, 2005 (c) through June 30,
   2005 (Unaudited).....................     18.74             11.02            213,025        0.94(f)

                                                       RATIOS/SUPPLEMENTAL DATA:
                                          --------------------------------------------------------
                                         RATIOS TO AVERAGE NET ASSETS: (c)
                                          ------------------------------------
                                                                EXPENSES
                                               NET          WITHOUT WAIVERS          PORTFOLIO
                                           INVESTMENT        REIMBURSEMENTS          TURNOVER
                                          INCOME (LOSS)   AND EARNINGS CREDITS       RATE (d)
                                          -------------   --------------------   -----------------
U.S. REAL ESTATE FUND (CLASS A) (a)
 Six Months Ended June 30,
   2005 (Unaudited)......................      1.41%               1.28%                   14%
 Year Ended June 30, 2004................      1.74                1.31                    49
 Year Ended June 30, 2003................      2.59                1.18                    67
 Year Ended June 30, 2002................      3.41                1.21                    75
 Year Ended June 30, 2001................      4.96                1.24                    91
 Year Ended June 30, 2000................      5.02                1.36                    91
U.S. REAL ESTATE FUND (CLASS C)
 February 19, 2005 (c) through June 30,
   2005 (Unaudited)......................      1.95                1.76                    14%
U.S. REAL ESTATE FUND (SELECT CLASS) (a)
 January 19, 2005 (c) through June 30,
   2005 (Unaudited)......................      1.97                1.03                    14%

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

 12

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

   JPMorgan Trust II ("JPM II") (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

   The following is a separate fund of the Trust covered by this report:

    FUND                                                 CLASSES OFFERED
    ----                                                 ---------------
    U.S. Real Estate Fund............................... Class A, Class C and Select Class

   Prior to February 19, 2005, JPMorgan U.S. Real Estate Fund (the "Fund") was a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Inc., an open-end investment company established as a Maryland corporation and offered Class I and Class S. Class S was renamed Class A, Class I was renamed Select Class and Class C was launched on February 19, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the Fund will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld is recorded on the ex-dividend date or when the Fund first learns of the dividend.

     The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005
Continued

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     C. ALLOCATION OF INCOME AND EXPENSES

     In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

     D. FEDERAL INCOME TAXES

     The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

     E. FOREIGN TAXES

     The Fund may be subject to foreign taxes on income gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, Security Capital Research & Management Incorporated (the "Advisor") acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Investment Advisors Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund's average daily net assets at an annual fee rate of 0.60%.

     B. ADMINISTRATION FEE

     Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Funds Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

     Prior to February 19, 2005, the Advisor also served as the Fund's Administrator. The fee was calculated daily and paid monthly at an annual rate of 0.02% of the Fund's average daily net assets.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005
Continued

 14

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

     Effective July 1, 2005, J.P. Morgan Investor Services Co. ("JPMIS"), a wholly-owned subsidiary of JPMorgan, began serving as the Fund's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Fund's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

     C. DISTRIBUTION FEES

     Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, serves as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. The Distributor receives no compensation for these services.

     The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A and C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                       DISTRIBUTION FEE
       CLASS                                                                 RATE
       -----                                                           ----------------
       A...........................................................          0.25%
       C...........................................................          0.75

     In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges ("CDSC") from the redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived.

     D. SHAREHOLDER SERVICING FEES

     Effective February 19, 2005, the Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee for Class A, C and Select Class that is computed daily and paid monthly equal 0.25% of the Fund's average daily net assets.

     The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such financial intermediaries for performing such services.

     The Distributor waived shareholder servicing fees as outlined in Note 3.F.

     E. CUSTODIAN AND FUND ACCOUNTING FEES

     On September 8, 2004, the Board of Trustees approved an agreement with JPMorgan Chase Bank, N.A. ("JPMCB") to act as the Fund's custodian and accounting agent. The transition to JPMCB from the previous service provider was completed on January 24, 2005. JPMCB provides custody and fund accounting services to the Fund.

     The amounts paid directly to JPMCB by the Fund for custody and fund accounting services were $36,369 for the period ended June 30, 2005. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits if any, are presented separately in the Statement of Operations.

     F. WAIVERS AND REIMBURSEMENTS

     Effective February 19, 2005, the Administrator and Distributor have contractually agreed to waive fees or reimburse the Fund to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005
Continued

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed the percentages of the Fund's average daily net assets as shown in the table below (%):

                                                                     CLASS A     CLASS C     SELECT CLASS
                                                                     -------     -------     ------------
       U.S. Real Estate Fund.......................................   1.18%       1.68%         0.93%

     The contractual expense limitation agreements were in effect from February 19, 2005 through the period ended June 30, 2005. The expense limitation percentages in the table above are due to expire October 31, 2006.

     For the period ended June 30, 2005, the Fund's service providers waived fees and contractually reimbursed expenses for the Fund as follows. None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

                 CONTRACTUAL WAIVERS
------------------------------------------------------
                 SHAREHOLDER
ADMINISTRATION    SERVICING    DISTRIBUTION    TOTAL
--------------   -----------   ------------    -----
    $4,831        $158,674          $--       $163,505

     G. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Fund for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee.

     During the period, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Fund may use related party brokers/dealers. For the period ended June 30, 2005, the Fund did not have any transactions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments were as follows:

 PURCHASES        SALES
------------   -----------
$195,289,973   $59,994,286

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                  GROSS          GROSS       NET UNREALIZED
 AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
    COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
 ---------     ------------   ------------   --------------
$396,354,160   $134,891,409        $--        $134,891,409

6. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005
Continued

 16

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

   Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

7. BUSINESS COMBINATIONS

   On September 8, 2004, the Board of Directors approved the Agreement and Plan of Reorganization (the "Reorganization") of the Security Capital U.S. Real Estate Shares with and into the One Group Real Estate Fund, a registered fund that had not commenced operations. Shareholders of the Security Capital U.S. Real Estate Shares as of the record date, October 27, 2004, approved the Reorganization at a special meeting of shareholders held on January 20, 2005, and adjourned and reconvened on February 3, 2005. The merger was effective after the close of business on February 18, 2005. The One Group Real Estate Fund (the "Acquiring Fund" which was renamed JPMorgan U.S. Real Estate Fund as of February 19, 2005) acquired all of the assets and liabilities of the Security Capital U.S. Real Estate Shares. The merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Reorganization, shareholders of the Security Capital U.S. Real Estate Shares received a number of shares of the corresponding class in the Acquiring Fund with a value equal to their holdings in the Security Capital U.S. Real Estate Shares as of the close of business on the date of the Reorganization.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

JPMORGAN U.S. REAL ESTATE FUND (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES

                                                               NUMBER OF FUNDS
                                                                      IN
NAME (YEAR OF BIRTH);                                            FUND COMPLEX
POSITIONS WITH                   PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                 DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
--------------------------   ------------------------------   ------------------   ------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong         Retired; Vice President &               114           None.
(1941); Trustee of Trust     Treasurer of Ingersoll-Rand
since 2005; Trustee of       Company (manufacturer of
heritage JPMorgan Funds      industrial equipment)
since 1987.                  (1972-2000).


Roland R. Eppley, Jr.        Retired; President & Chief              114           Director, Janel Hydro, Inc.
(1932); Trustee of Trust     Executive Officer, Eastern                            (automotive) (1993-present).
since 2005; Trustee of       Sales Bankcard (1971-1988).
heritage JPMorgan Funds
since 1989.


John F. Finn                 President and Chief Executive           113*          Director, Cardinal Health, Inc
(1947); Trustee of Trust     Officer of Gardner, Inc.                              (CAH) (1994-present).
since 2005; Trustee of       (wholesale distributor to
heritage One Group Mutual    outdoor power equipment
Funds since 1998.            industry) (1979-present).


Dr. Matthew Goldstein        Chancellor of the City                  114           Trustee of Bronx-Lebanon
(1941); Trustee of Trust     University of New York                                Hospital Center
since 2005; Trustee of       (1999-present); President,                            (1992-present); Director of
heritage JPMorgan Funds      Adelphi University (New York)                         New Plan Excel Realty Trust,
since 2003.                  (1998-1999).                                          Inc. (real estate investment
                                                                                   trust) (2000- present);
                                                                                   Director of Lincoln Center
                                                                                   Institute for the Arts in
                                                                                   Education (1999-present).


Robert J. Higgins            Retired; Director of                    114           Director of Providian
(1945); Trustee of Trust     Administration of the State of                        Financial Corp. (banking)
since 2005; Trustee of       Rhode Island (2003- 2004);                            (2002-present).
heritage JPMorgan Funds      President - Consumer Banking
since 2002.                  and Investment Services, Fleet
                             Boston Financial (1971-2001).


Peter C. Marshall            Self-employed business                  113*          None.
(1942); Trustee of Trust     consultant (2002-present);
since 2005; Trustee of       Senior Vice President, W.D.
heritage One Group Mutual    Hoard, Inc. (corporate parent
Funds since 1994.            of DCI Marketing, Inc.)
                             (2000-2002); President, DCI
                             Marketing, Inc. (1992-2000).


Marilyn McCoy                Vice President of                       113*          Director, Mather LifeWays
(1948); Trustee of Trust     Administration and Planning,                          (1994- present); Director,
since 2005; Trustee of       Northwestern University                               Carleton College
heritage One Group Mutual    (1985-present).                                       (2003-present).
Funds since 1999.


JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005
Continued

 18

JPMORGAN U.S. REAL ESTATE FUND (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                               NUMBER OF FUNDS
                                                                      IN
NAME (YEAR OF BIRTH);                                            FUND COMPLEX
POSITIONS WITH                   PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                 DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
--------------------------   ------------------------------   ------------------   ------------------------------
William G. Morton, Jr.       Retired; Chairman Emeritus              114           Director of Radio Shack
(1937); Trustee of Trust     (2001- 2002), and Chairman and                        Corporation (electronics)
since 2005; Trustee of       Chief Executive Officer,                              (1987- present); Director of
heritage JPMorgan Funds      Boston Stock Exchange                                 The National Football
since 2003.                  (1985-2001).                                          Foundation and College Hall of
                                                                                   Fame (1994-present); Trustee
                                                                                   of the Berklee College of
                                                                                   Music (1998-present); Trustee
                                                                                   of the Stratton Mountain
                                                                                   School (2001-present).


Robert A. Oden, Jr.          President, Carleton College             113*          Director, American University
(1946); Trustee of Trust     (2002- present); President,                           in Cairo.
since 2005; Trustee of       Kenyon College (1995-2002).
heritage One Group Mutual
Funds since 1997.


Fergus Reid, III             Chairman of Lumelite                    114           Trustee of Morgan Stanley
(1932); Trustee of Trust     Corporation (plastics                                 Funds (209 portfolios)
(Chairman) since 2005;       manufacturing) (2003-                                 (1995-present).
Trustee (Chairman) of        present); Chairman and Chief
heritage JPMorgan Funds      Executive Officer of Lumelite
since 1987.                  Corporation (1985-2002).


Frederick W. Ruebeck         Advisor, Jerome P. Green &              113*          Director, AMS Group (2001-
(1939); Trustee of Trust     Associates, LLC                                       present); Director, Wabash
since 2005; Trustee of       (broker-dealer)                                       College (1988-present);
heritage One Group Mutual    (2002-present); Investment                            Trustee, Seabury-Western
Funds since 1994.            Officer, Wabash College                               Theological Seminary
                             (2004-present); self-employed                         (1993-present); Chairman,
                             consultant (January                                   Indianapolis Symphony
                             2000-present); Director of                            Orchestra Foundation (1994-
                             Investments, Eli Lilly and                            present).
                             Company (1988-1999).


James J. Schonbachler        Retired; Managing Director of           114           None.
(1943); Trustee of Trust     Bankers Trust Company
since 2005; Trustee          (financial services)
of heritage JPMorgan Funds   (1968-1998).
since 2001.

INTERESTED TRUSTEE
Leonard M. Spalding, Jr.**   Retired; Chief Executive                114           None.
(1935); Trustee of           Officer of Chase Mutual Funds
Trust since 2005; Trustee    (investment company)
of heritage JPMorgan Funds   (1989-1998); President & Chief
since 1998.                  Executive Officer of Vista
                             Capital Management (investment
                             management) (1990-1998); Chief
                             Investment Executive of Chase
                             Manhattan Private Bank
                             (investment management)
                             (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

 * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

JPMORGAN U.S. REAL ESTATE FUND (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE TRUST (SINCE)                                  DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2005)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo
                               Bank, as well as positions in business management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2005)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was Vice President of Finance
(2005)                         for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds,
                               prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2005)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice                    was head of Fund Administration - Pooled Vehicles from 2000
President and Chief            to 2004. Mr. Ungerman held a number of positions in
Compliance Officer             Prudential Financial's asset management business prior to
(2005)                         2000.

Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2005)*    Distribution Services, Inc.; From 1999 to 2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc).


Ellen W. O'Brien (1957),       Assistant Vice President, JPMorgan Investor Services, Co.,
Assistant Secretary (2005)**   responsible for Blue Sky registration. Ms. O'Brien has
                               served in this capacity since joining the firm in 1991.


JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005
Continued

 20

JPMORGAN U.S. REAL ESTATE FUND (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE TRUST (SINCE)                                  DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc. Mr. Walsh
Assistant Treasurer (2005)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.


Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

 * The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

** The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA
   02108.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
AS OF JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                           ENDING
                                                         BEGINNING     ACCOUNT VALUE,   EXPENSES PAID    ANNUALIZED
                                                       ACCOUNT VALUE   JUNE 30, 2005    DURING PERIOD   EXPENSE RATIO
                                                       -------------   --------------   -------------   -------------
U.S. REAL ESTATE FUND
Class A
            Actual..................................      $1,000           $1,061           $6.18           1.21%
            Hypothetical............................      $1,000           $1,019           $6.06           1.21%
Class C
            Actual*.................................      $1,000           $1,105           $6.39           1.67%
            Hypothetical***.........................      $1,000           $1,016           $8.40           1.67%
Select
            Actual**................................      $1,000           $1,110           $4.43           0.94%
            Hypothetical***.........................      $1,000           $1,020           $4.71           0.94%

---------------

  * Beginning account value as of February 19, 2005 (commencement of offering of Class C Shares) and expenses paid during the period from February 19, 2005 through June 30, 2005.

 ** Beginning account value as of January 19, 2005 (commencement of offering of Select Class Shares) and expenses paid during the period from January 19, 2005 through June 30, 2005.

*** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND SEMI-ANNUAL REPORT      June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.









TOG-F-050 (8/05)                                               [MORGAN LOGO]
                                                               Asset Management

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

      (i) Has at least one audit committee financial expert serving on its audit committee; or

      (ii) Does not have an audit committee financial expert serving on its audit committee.

   (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

      (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

      (ii) Be an "interested person" of the investment company as defined in
      Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

   (3) If the registrant provides the disclosure required by paragraph
(a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

   (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

J.P. MORGAN INVESTORS SERVICES CO. BEGAN SERVING AS THE SUB-ADMINISTRATOR AND, IN SUCH CAPACITY, ASSISTED WITH FINANCIAL REPORTING FOR THE PERIOD COVERED BY THIS REPORT. (JPMORGAN FUNDS MANAGEMENT, INC. (FORMERLY KNOWN AS ONE GROUP ADMINISTRATIVE SERVICES, INC.) SERVES AS THE REGISTRANT'S ADMINISTRATOR). THE ADMINISTRATOR AND SUB-ADMINISTRATOR PREPARE FINANCIAL REPORTS AND ADMINISTRATIVE FILINGS ON BEHALF OF THE REGISTRANT. ALL PRE-EXISTING POLICIES AND PROCEDURES REMAIN SUBSTANTIALLY THE SAME.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

   (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

   (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

   (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30A-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By: /s/ George C.W. Gatch
    -----------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ George C.W. Gatch
    -----------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    September 7, 2005

By: /s/ Stephanie J. Dorsey
    -----------------------------------------
    Stephanie J. Dorsey
    Treasurer and Principal Financial Officer
    September 7, 2005